Investments in equity investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments in equity investees.
Total investments accounted for under the equity method	¥ 538,813	¥ 531,257
Total investments accounted for equity investments without readily determinable fair values	1,332,524	2,923,862
Total investments in equity investees	1,871,337	3,455,119
ZTO Supply Chain Management Co., Ltd.
Investments in equity investees.
Total investments accounted for under the equity method	301,784	205,827
Total investments accounted for equity investments without readily determinable fair values	586,421	582,526
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd.
Investments in equity investees.
Total investments accounted for under the equity method	17,429	35,959
Tonglu Antong Management LLP
Investments in equity investees.
Total investments accounted for under the equity method		117,995
Others
Investments in equity investees.
Total investments accounted for under the equity method	219,600	171,476
Cai Niao Smart Logistics Network Limited
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values		1,143,797
Zhejiang Yizhan Network Technology Co., Ltd.
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values	623,564	1,075,000
Others
Investments in equity investees.
Total investments accounted for equity investments without readily determinable fair values	¥ 122,539	¥ 122,539